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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 2nd FL
                 -------------------------------
                 Boston MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J Johnson
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Robert J Johnson              Boston MA          11/14/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        92
                                        --------------------

Form 13F Information Table Value Total:      489,404
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
AEROPOSTALE                    COM         007865108    6,686   350,800  SH             SOLE                350,800    0       0
ADVENT SOFTWARE INC            COM         007974108       70     1,500  SH             SOLE                  1,500    0       0
ALEXION PHARMACEUTICALS
 INC                           COM         015351109   20,841   319,900  SH             SOLE                319,900    0       0
ALIGN TECHNOLOGY INC           COM         016255101    7,286   287,635  SH             SOLE                287,635    0       0
ALLERGAN INC                   COM         018490102    9,522   147,700  SH             SOLE                147,700    0       0
AMAZON COM INC                 COM         023135106       47       500  SH             SOLE                    500    0       0
AMERICAN EAGLE OUTFITTERS
 NE                            COM         02553E106       79     3,000  SH             SOLE                  3,000    0       0
ANADIGICS INC                  COM         032515108       90     5,000  SH             SOLE                  5,000    0       0
APPLE INC                      COM         037833100   37,539   244,600  SH             SOLE                244,600    0       0
APPLERA CORP                   COM         038020103    4,638   133,900  SH             SOLE                133,900    0       0
ARTHROCARE CORP                COM         043136100       56     1,000  SH             SOLE                  1,000    0       0
AXSYS TECHNOLOGIES INC         COM         054615109       93     3,000  SH             SOLE                  3,000    0       0
BAIDU COM INC                SP ADR        056752108       58       200  SH             SOLE                    200    0       0
BIG LOTS INC                   COM         089302103       75     2,500  SH             SOLE                  2,500    0       0
BIOMARIN PHARMACEUTICAL
 INC                           COM         09061G101    4,964   199,372  SH             SOLE                199,372    0       0
BIOSANTE PHARMACEUTICALS
 INC                           COM         09065v203      174    30,000 SH CALL         SOLE                 30,000    0       0
BOSTON SCIENTIFIC CORP         COM         101137107       56     4,000  SH             SOLE                  4,000    0       0
BOYD GAMING CORP               COM         103304101    4,928   115,000  SH             SOLE                115,000    0       0
BROCADE COMMUNICATIONS
 SYSTEM I                      COM         111621306   12,441 1,453,384  SH             SOLE              1,453,384    0       0
CACHE INC                      COM         127150308       80     4,500  SH             SOLE                  4,500    0       0
CEPHEID                        COM         15670R107   17,515   768,206  SH             SOLE                768,206    0       0
CERUS CORP                     COM         157085101    5,903   676,168  SH             SOLE                676,168    0       0
CITRIX SYS INC                 COM         177376100       60     1,500  SH             SOLE                  1,500    0       0
COGENT INC                     COM         19239Y108       63     4,000  SH             SOLE                  4,000    0       0
CORNING INC                    COM         219350105       49     2,000  SH             SOLE                  2,000    0       0
CROCS INC                      COM         227046109       67     1,000  SH             SOLE                  1,000    0       0
CUMMINS INC                    COM         231021106       64       500  SH             SOLE                    500    0       0
FLIR SYS INC                   COM         302445101       42       750  SH             SOLE                    750    0       0
F5 NETWORKS INC                COM         315616102   12,918   347,348  SH             SOLE                347,348    0       0
FLUOR CORP NEW                 COM         343412102       36       250  SH             SOLE                    250    0       0
FOREST LABS INC                COM         345838106    4,564   122,400  SH             SOLE                122,400    0       0
GENESIS MICROCHIP INC        DEL COM       37184C103       39     5,000  SH             SOLE                  5,000    0       0
GUESS INC                      COM         401617105       49     1,000  SH             SOLE                  1,000    0       0
HANSEN MEDICAL INC             COM         411307101       46     1,700  SH             SOLE                  1,700    0       0
HOLOGIC INC                    COM         436440101       61     1,000  SH             SOLE                  1,000    0       0
ILLUMINA INC                   COM         452327109       78     1,500  SH             SOLE                  1,500    0       0
IMMERSION CORP                 COM         452521107       49     3,000  SH             SOLE                  3,000    0       0
INVERNESS MED INNOVATIONS
 IN                            COM         46126P106   10,234   185,000  SH             SOLE                185,000    0       0
JUNIPER NETWORKS INC           COM         48203R104   14,626   399,500  SH             SOLE                399,500    0       0
LKQ CORP                       COM         501889208       49     1,400  SH             SOLE                  1,400    0       0
LSI CORPORATION                COM         502161102   24,685 3,326,866  SH             SOLE              3,326,866    0       0
LEXMARK INTL NEW               CL A        529771107       42     1,000  SH             SOLE                  1,000    0       0
LITTELFUSE INC                 COM         537008104       54     1,500  SH             SOLE                  1,500    0       0
LULULEMON ATHLETICA INC        COM         550021109      841    20,000  SH             SOLE                 20,000    0       0
MGI Pharma Inc                 COM         552880106    9,506   342,200  SH             SOLE                342,200    0       0
MGM MIRAGE                     COM         552953101    8,228    92,000  SH             SOLE                 92,000    0       0
MASIMO CORP                    COM         574795100      642    25,000  SH             SOLE                 25,000    0       0
MERIX CORP                     COM         590049102      753   133,099  SH             SOLE                133,099    0       0
MOODYS CORP                    COM         615369105       50     1,000  SH             SOLE                  1,000    0       0
MORGAN STANLEY                 COM         617446448       63     1,000  SH             SOLE                  1,000    0       0
MOTOROLA INC                   COM         620076109   23,163 1,250,000  SH             SOLE              1,250,000    0       0
NETEZZA CORP                   COM         64111N101      263    21,000  SH             SOLE                 21,000    0       0
NETGEAR INC                    COM         64111Q104       91     3,000  SH             SOLE                  3,000    0       0
NETLOGIC MICROSYSTEMS INC      COM         64118B100       72     2,000  SH             SOLE                  2,000    0       0
NETWORK APPLIANCE INC          COM         64120L104       54     2,000  SH             SOLE                  2,000    0       0
NVIDIA CORP                    COM         67066G104   33,598   927,100  SH             SOLE                927,100    0       0
OMRIX BIOPHARMACEUTICALS
 INC                           COM         681989109    1,718    48,643  SH             SOLE                 48,643    0       0
OMNIVISION TECHNOLOGIES INC    COM         682128103   19,447   855,548  SH             SOLE                855,548    0       0
OMNITURE INC                   COM         68212S109       91     3,000  SH             SOLE                  3,000    0       0
OMNICELL INC COM STK           COM         68213N109       71     2,500  SH             SOLE                  2,500    0       0
PMC-SIERRA INC COM STK         COM         69344F106   10,068 1,200,000  SH             SOLE              1,200,000    0       0
PARAMETRIC TECHNOLOGY CORP     COM         699173209    9,450   542,500  SH             SOLE                542,500    0       0
PERFECT WORLD CO LTD ADR     SP ADR        71372U104      542    20,000  SH             SOLE                 20,000    0       0
QUICKSILVER RESOURCES INC      COM         74837R104       71     1,500  SH             SOLE                  1,500    0       0
RF MICRODEVICES INC            COM         749941100   17,840 2,650,883  SH             SOLE              2,650,883    0       0
RESEARCH IN MOTION LTD         COM         760975102   34,837   353,500  SH             SOLE                353,500    0       0
SANDISK CORP                   COM         80004C101       83     1,500  SH             SOLE                  1,500    0       0
SHANDA INTERACTIVE
 ENTMT LTD                   SP ADR        81941Q203       74     2,000  SH             SOLE                  2,000    0       0
SIERRA WIRELESS INC            COM         826516106    2,951   140,000  SH             SOLE                140,000    0       0
SIGMA DESIGNS INC              COM         826565103   30,585   634,010  SH             SOLE                634,010    0       0
SILICON LABORATORIES INC       COM         826919102    4,485   107,400  SH             SOLE                107,400    0       0
SIRF TECHNOLOGY HLDGS INC      COM         82967H101       64     3,000  SH             SOLE                  3,000    0       0
SKECHERS U S A INC             CL A        830566105   16,726   756,843  SH             SOLE                756,843    0       0
STANLEY INC                    COM         854532108       69     2,500  SH             SOLE                  2,500    0       0
SUNCOR ENERGY INC              COM         867229106       47       500  SH             SOLE                    500    0       0
SUNPOWER CORP                  CL A        867652109       83     1,000  SH             SOLE                  1,000    0       0
SURMODICS INC                  COM         868873100       49     1,000  SH             SOLE                  1,000    0       0
TRIDENT MICROSYSTEMS INC       COM         895919108       64     4,000  SH             SOLE                  4,000    0       0
TRINA SOLAR LIMITED          SP ADR        89628E104       85     1,500  SH             SOLE                  1,500    0       0
ULTIMATE SOFTWARE GROUP
 INC                           COM         90385D107       70     2,000  SH             SOLE                  2,000    0       0
UNITED STATES OIL FUND
 LP                           UNITS        91232N108      125     2,000  SH             SOLE                  2,000    0       0
UNITED STS STL CORP NEW        COM         912909108       95       900  SH             SOLE                    900    0       0
WUXI PHARMTECH CAYMAN
 INC                         SP ADR        929352102      423    15,000  SH             SOLE                 15,000    0       0
WYNN RESORTS LTD               COM         983134107       79       500  SH             SOLE                    500    0       0
ZORAN CORP                     COM         98975F101       61     3,000  SH             SOLE                  3,000    0       0
ZUMIEZ INC                     COM         989817101       22       500  SH             SOLE                    500    0       0
DELL INC                       COM         24702R101   17,681   640,600 SH CALL         SOLE                640,600    0       0
GARMIN LTD                     ORD         G37260109   33,790   283,000  SH             SOLE                283,000    0       0
SEAGATE TECHNOLOGY             SHS         G7945J104    9,027   352,900  SH             SOLE                352,900    0       0
TBS INTERNATIONAL
 LIMITED                       COM         G86975151       41     1,000  SH             SOLE                  1,000    0       0
MELLANOX TECHNOLOGIES LTD      SHS         M51363113       59     3,000  SH             SOLE                  3,000    0       0
DRYSHIPS INC                   SHS         Y2109Q101       91     1,000  SH             SOLE                  1,000    0       0